INCOME TAXES - SCHEDULE OF INCOME (LOSS) BEFORE TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 1,187,825	$ 1,395,440	$ 1,357,618
Foreign	(77,157)	(295,959)	(455,771)
Income before income taxes	$ 1,110,668	$ 1,099,481	$ 901,847